Note 13 - Financial Instruments with Off-balance-sheet Risk - Allowance on Off-balance Sheet Credit Exposures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance, January 1	$ 955	$ 693	$ 434
Credit loss expense (benefit)	(1,014)	262	259
Ending balance, December 31,	6,136	955	693
Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning balance, January 1	$ 6,195	0	0
Ending balance, December 31,		$ 6,195	$ 0